Pension and other post-retirement benefits (Details 5)			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 Defined benefit pension plans - Switzerland	Dec. 31, 2012 Defined benefit pension plans - Switzerland	Dec. 31, 2014 Defined benefit pension plans - Switzerland Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Cash and cash equivalents	Dec. 31, 2012 Defined benefit pension plans - Switzerland Cash and cash equivalents	Dec. 31, 2014 Defined benefit pension plans - Switzerland Cash and cash equivalents Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Debt securities	Dec. 31, 2012 Defined benefit pension plans - Switzerland Debt securities	Dec. 31, 2014 Defined benefit pension plans - Switzerland Debt securities Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Equity securities	Dec. 31, 2012 Defined benefit pension plans - Switzerland Equity securities	Dec. 31, 2014 Defined benefit pension plans - Switzerland Equity securities Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2014 Defined benefit pension plans - Switzerland Real estate Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2012 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2014 Defined benefit pension plans - Switzerland Alternative investments Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Insurance	Dec. 31, 2012 Defined benefit pension plans - Switzerland Insurance	Dec. 31, 2014 Defined benefit pension plans - Switzerland Insurance Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International	Dec. 31, 2012 Defined benefit pension plans - International	Dec. 31, 2014 Defined benefit pension plans - International Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2012 Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2014 Defined benefit pension plans - International Cash and cash equivalents Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International Debt securities	Dec. 31, 2012 Defined benefit pension plans - International Debt securities	Dec. 31, 2014 Defined benefit pension plans - International Debt securities Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International Equity securities	Dec. 31, 2012 Defined benefit pension plans - International Equity securities	Dec. 31, 2014 Defined benefit pension plans - International Equity securities Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International Real estate	Dec. 31, 2012 Defined benefit pension plans - International Real estate	Dec. 31, 2014 Defined benefit pension plans - International Real estate Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International Alternative investments	Dec. 31, 2012 Defined benefit pension plans - International Alternative investments	Dec. 31, 2014 Defined benefit pension plans - International Alternative investments Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - International Insurance	Dec. 31, 2012 Defined benefit pension plans - International Insurance	Dec. 31, 2014 Defined benefit pension plans - International Insurance Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International	Dec. 31, 2012 Bank Defined benefit pension plans - International	Dec. 31, 2014 Bank Defined benefit pension plans - International Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2012 Bank Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2014 Bank Defined benefit pension plans - International Cash and cash equivalents Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International Debt securities	Dec. 31, 2012 Bank Defined benefit pension plans - International Debt securities	Dec. 31, 2014 Bank Defined benefit pension plans - International Debt securities Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International Equity securities	Dec. 31, 2012 Bank Defined benefit pension plans - International Equity securities	Dec. 31, 2014 Bank Defined benefit pension plans - International Equity securities Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International Real estate	Dec. 31, 2012 Bank Defined benefit pension plans - International Real estate	Dec. 31, 2014 Bank Defined benefit pension plans - International Real estate Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International Alternative investments	Dec. 31, 2012 Bank Defined benefit pension plans - International Alternative investments	Dec. 31, 2014 Bank Defined benefit pension plans - International Alternative investments Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - International Insurance	Dec. 31, 2012 Bank Defined benefit pension plans - International Insurance	Dec. 31, 2014 Bank Defined benefit pension plans - International Insurance Forecast/Estimate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)	100.00%	100.00%		22.60%	18.30%		22.80%	28.10%		30.40%	24.20%		11.30%	11.40%		12.90%	18.00%		0.00%	0.00%		100.00%	100.00%		13.30%	13.60%		50.70%	49.50%		20.40%	17.80%		3.10%	3.10%		9.20%	12.70%		3.30%	3.30%		100.00%	100.00%		13.30%	13.60%		50.70%	49.50%		20.40%	17.80%		3.10%	3.10%		9.20%	12.70%		3.30%	3.30%
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)			100.00%			10.00%			35.00%			30.00%			12.00%			13.00%			0.00%			100.00%			0.00%			59.00%			25.00%			3.00%			10.00%			3.00%			100.00%			0.00%			59.00%			25.00%			3.00%			10.00%			3.00%